Related party balances and transactions (Details Narrative) - Mr.Li [Member] - HKD ($)	May 01, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Lease initial term	2 years	2 years
Monthly rental	$ 50,000	$ 50,000